Stock-Based Compensation	12 Months Ended
Dec. 31, 2025
Stock-Based Compensation [Abstract]
Stock-based compensation

12. Stock-based compensation

On February 12, 2025, the Company’s board of directors passed unanimous written resolutions to approve, among other things, the issuance of 225,000 Class A ordinary shares (323,438 shares after the July 2025 Share Subdivision) to Chung Shing Paul Tsang, the Company’s independent director. The shares vest in three equal installments over a 36-month period from the date of grant and are accounted for as share-based compensation for director services. The grant-date fair value of the shares was determined based on the Company’s adjusted equity value using market approach, which considered the enterprise values and multiples of the comparable peer companies. During the year ended December 31, 2025, the Company recognized US$555,045 of share-based compensation expense in accordance with the vesting schedule of the shares.

As of December 31, 2025, the aggregate intrinsic value of all outstanding stock award granted was estimated at $811,828 (vested: US$nil and unvested: US$811,828).  As of December 31, 2025, the unrecognized compensation cost related to unvested stock award was US$474,500. There were no stock-based awards granted during the years ended December 31, 2024 and 2023.